United Bankshares, Inc. (Parent Company Only) Financial Information - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Line Items]
Net income (loss)	$ 79,390	$ 96,157	$ 92,459	$ 98,307	$ 99,765	$ 102,585	$ 95,613	$ 81,664	$ 366,313	$ 379,627	$ 367,738
Stock-based compensation									12,463	9,881	8,018
Excess tax benefits from stock-based compensation arrangements									(128)	(1,040)	(303)
Net proceeds from sales (purchases) of equity securities									344	6,782	1,250
Net cash received (paid) in acquisition of subsidiary									0	0	39,420
Repayment of subordinated notes									10,250	0	0
Cash dividends paid									(194,727)	(193,041)	(181,277)
Acquisition of treasury stock									(1,382)	(79,460)	(11,211)
Proceeds from exercise of stock options									1,750	10,295	5,206
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				1,176,652					1,176,652
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,598,943				1,176,652				1,598,943	1,176,652
United Bankshares [Member]
Supplemental Cash Flow Information [Line Items]
Net income (loss)									366,313	379,627	367,738
Equity in undistributed net income of subsidiaries									(165,744)	(115,716)	(83,274)
Amortization of net periodic pension costs									204	220	203
Stock-based compensation									12,463	9,881	8,018
Excess tax benefits from stock-based compensation arrangements									128	1,040	303
Net change in other assets and liabilities									(5,420)	(6,118)	2,519
Net Cash Provided by Operating Activities									207,944	268,934	295,507
Net proceeds from sales (purchases) of equity securities									338	(426)	1,449
Net (purchases) proceeds from sales of debt securities									(1,303)	4,186	(1,016)
Net cash received (paid) in acquisition of subsidiary									0	0	1,072
Increase in investment in subsidiaries									(16,000)	(13,000)	(3,500)
Change in other investment securities									(1,525)	(6,144)	(2,310)
Net Cash Used in Investing Activities									(18,490)	(15,384)	(4,305)
Repayment of subordinated notes									(10,250)	0	0
Cash dividends paid									(194,727)	(193,041)	(181,277)
Acquisition of treasury stock									(1,382)	(79,460)	(11,211)
Proceeds from exercise of stock options									1,750	10,295	5,206
Net Cash Used in Financing Activities									(204,609)	(262,206)	(187,282)
(Decrease) Increase in Cash and Cash Equivalents									(15,155)	(8,656)	103,920
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 253,411				$ 262,067	253,411	262,067	158,147
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 238,256				$ 253,411				$ 238,256	$ 253,411	$ 262,067